Reclassification of Prior Period Amounts - Schedule of Consolidated and Combined Balance Sheets (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Non-current assets
Right-of-use assets under – financing leases
Right-of-use assets under – operating leases	$ 153,828	328,203	$ 302,367
Current liabilities
Current lease liabilities under finance lease
Current lease liabilities under operating lease	135,073	175,315
Non-current liabilities
Non-current lease liabilities under finance lease
Non-current lease liabilities under operating lease	$ 15,222	151,968
Original [Member]
Non-current assets
Right-of-use assets under – financing leases		328,203
Right-of-use assets under – operating leases
Current liabilities
Current lease liabilities under finance lease		175,315
Current lease liabilities under operating lease
Non-current liabilities
Non-current lease liabilities under finance lease		848,859
Non-current lease liabilities under operating lease
Reclassification [Member]
Non-current assets
Right-of-use assets under – financing leases		(328,203)
Right-of-use assets under – operating leases		328,203
Current liabilities
Current lease liabilities under finance lease		(175,315)
Current lease liabilities under operating lease		175,315
Non-current liabilities
Non-current lease liabilities under finance lease		(848,859)
Non-current lease liabilities under operating lease		848,859
Final [Member]
Non-current liabilities
Non-current lease liabilities under operating lease		$ 848,859